NATIONWIDE VARIABLE INSURANCE TRUST
American Funds NVIT Asset Allocation Fund
American Funds NVIT Bond Fund
American Funds NVIT Global Growth Fund
American Funds NVIT Growth Fund
American Funds NVIT Growth-Income Fund

Supplement dated February 9, 2017
to the Statement of Additional Information dated April 29, 2016

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information ("SAI").

American Funds NVIT Growth Fund

Effective immediately, the SAI is amended as follows:

1.	All references to, and information regarding, Gregory D. Johnson in the SAI, as they relate solely to the American Funds NVIT Growth Fund, are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE